Average Annual Total Returns - AIG Small-Cap Quality Fund	Class C Past One Year	Class C Past Five Years	Class C Past Ten Years	Class C Since Inception	Class C Inception Date	Class C Return After Taxes on Distributions Past One Year	Class C Return After Taxes on Distributions Past Five Years	Class C Return After Taxes on Distributions Past Ten Years	Class C Return After Taxes on Distributions Since Inception	Class C Return After Taxes on Distributions Inception Date	Class C Return After Taxes on Distributions and Sale of Fund Shares Past One Year		Class C Return After Taxes on Distributions and Sale of Fund Shares Past Five Years		Class C Return After Taxes on Distributions and Sale of Fund Shares Past Ten Years	Class C Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class C Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class W Past One Year	Class W Past Five Years	Class W Past Ten Years	Class W Since Inception	Class W Inception Date	Class A Past One Year	Class A Past Five Years	Class A Past Ten Years	Class A Since Inception	Class A Inception Date	Russell 2000® Index Past One Year	Russell 2000® Index Past Five Years	Russell 2000® Index Past Ten Years	Russell 2000® Index Since Inception
Total	6.47%	9.86%		8.12%	Feb. 06, 2014	6.47%	8.44%		6.70%		3.83%	[1]	7.52%	[1]	[1]	6.08%	[1]	[1]	11.28%	10.45%		8.34%	Feb. 06, 2014	13.20%	11.37%		9.26%	Feb. 06, 2014	19.96%	13.26%		10.46%

[1]	When the return after taxes on distributions and sale of Fund shares is higher than the before tax return, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.